Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Feb. 11, 2016
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Feb. 11, 2016
Document Effective Date	Feb. 11, 2016
Prospectus Date	Sep. 28, 2015
M.D. Sass Equity Income Plus Fund | M.D. Sass Equity Income Plus Fund - Institutional Class
Prospectus:
Trading Symbol	MDEIX
M.D. Sass Equity Income Plus Fund | M.D. Sass Equity Income Plus Fund - Retail Class
Prospectus:
Trading Symbol	MDEPX